Note 29 Treasury Stock (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Treasury stock [Line Items]
Percentage treasury stock	0.076%	0.038%	0.078%
Top of range [member]
Treasury stock [Line Items]
Percentage treasury stock	1.513%	2.214%	7.492%
Closing range [Member]
Treasury stock [Line Items]
Percentage treasury stock	0.116%	0.075%	0.094%